Related Party Transactions	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company had agreements with Thoma Bravo, LLC for financial and management advisory services. During the years ended March 31, 2018, 2019, and 2020, the Company incurred $4.9 million, $4.9 million, and $1.6 million, respectively, related to these services. The related expense is reflected in “General and administrative” expense in the consolidated statements of operations. Upon completion of the Company’s initial public offering, these agreements were terminated.
During the years ended March 31, 2018 and 2019, the Company has transfers to related parties of $3.9 million and $0.8 million, respectively, which are included in “Additional paid-in capital” in the consolidated balance sheets.
During the years ended March 31, 2018 and 2019, the Company transferred cash to related parties of $74.6 million and $1,177.0 million, respectively, related to debt service and shared costs. Other related party settlements resulted in an increase in payables to related parties of $35.2 million and $14.3 million for the years ended March 31, 2018 and 2019, respectively.
Related Party Debt
On April 1, 2015, the Company entered into $1.8 billion in subordinated demand promissory notes payable to Compuware, a related party. The promissory notes were established in connection with Compuware’s external debt financing. All payments of principal and interest were payable on the earliest to occur of (i) demand by the holder, (ii) June 1, 2023 and (iii) the date of acceleration of the promissory notes as a result of the occurrence of an event of default. As a result of the August 23, 2018 financing transaction, as described in Note 10, Long-term Debt, the amount was reduced by net proceeds of the financing obtained by Dynatrace LLC, leaving $478.5 million in principal and accrued interest of $118.7 million, at a rate of 2.72% per annum, which is included in “Payable to related party” in the consolidated balance sheets at March 31, 2019. Interest expense on the promissory notes were $35.2 million, $27.4 million, and $4.1 million for the years ended March 31, 2018, 2019, and 2020, respectively, and is included in the consolidated statements of operations in “Interest expense, net.” In connection with the reorganization during the second quarter of fiscal 2020, the corresponding receivable at Compuware was contributed to the Company and the payable to related party was eliminated.